Investments in Associates and Joint Ventures - Summarized Statements of Financial Position (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statements of Financial Position:
Noncurrent assets	₱ 552,397	₱ 488,408
Current assets	73,931	87,438
Noncurrent liabilities	274,589	242,644
Current liabilities	224,274	213,537
Equity	127,465	119,665	₱ 116,290
Carrying value of investments in associates	17,206	16,992
Carrying value of investments in joint ventures	36,158	35,131
Additional Information:
Cash and cash equivalents	23,907	40,237	₱ 24,369	₱ 51,654
Noncurrent financial liabilities	244,568	217,291
VTI, Bow Arken and Brightshare [Member]
Statements of Financial Position:
Noncurrent assets	76,925	77,099
Current assets	4,836	5,974
Noncurrent liabilities	9,442	11,204
Current liabilities	2,155	2,090
Equity	70,164	69,779
Carrying value of investments in joint ventures	33,596	32,625
Additional Information:
Cash and cash equivalents	3,183	3,074
Current financial liabilities	60	66
Satventures, Inc. [Member]
Statements of Financial Position:
Noncurrent assets	22,402	22,287
Current assets	7,942	6,064
Noncurrent liabilities	2,304	2,567
Current liabilities	11,440	10,294
Equity	16,600	15,490
Carrying value of investments in associates	9,984	9,914
Additional Information:
Cash and cash equivalents	749	1,350
Current financial liabilities	386	478
Noncurrent financial liabilities	1,319	1,413
VIH [Member]
Statements of Financial Position:
Noncurrent assets	2,403	1,374
Current assets	10,146	8,940
Noncurrent liabilities	115	682
Current liabilities	5,310	5,980
Equity	7,124	3,652
Carrying value of investments in associates	7,080	6,702
Additional Information:
Cash and cash equivalents	6,597	5,347
Current financial liabilities	₱ 5,253	₱ 5,944